Taxes (Details 2)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes
Statutory PRC income tax rate	25.00%	25.00%	25.00%
Favorable tax rate impact	341.00%	3.00%	5.00%
Permanent difference and others	53.00%	(4.00%)	7.00%
Changes of deferred tax assets valuation allowances	79.00%	2.00%	7.00%
Total	498.00%	26.00%	44.00%